Related Party Transactions - Golar Partners and Subsidiaries Footnotes (Details) $ in Thousands		1 Months Ended	6 Months Ended
	Aug. 15, 2017 USD ($) train	May 31, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	May 31, 2016 USD ($)
Related Party Transaction [Line Items]
Due from (to) related party			$ 10,514		$ 14,004
Golar LNG Partners
Related Party Transaction [Line Items]
Related party transaction rate			5.00%
Termination of related party agreement, period of written notice			120 days
Due from (to) related party			$ (187,430)		(184,855)
Additional amount, percent per annum of Deferred Purchase Price		5.00%
Distributions from related party			26,200	$ 25,700
Golar LNG Partners | Golar Hilli LLC | Purchase and Sale Agreement
Related Party Transaction [Line Items]
Disposal interest, equivalent percentage	50.00%
Number of liquefaction trains contracted | train	2
Total number of liquefaction trains | train	4
Liquefaction trains, contractual term	8 years
Sale price for disposal interests	$ 658,000
Golar LNG Partners | Deposits Due to Affiliates
Related Party Transaction [Line Items]
Due from (to) related party		$ (107,200)	(177,247)		$ (177,247)	$ (107,200)
Interest expense, related party			2,700	0
Golar LNG Partners | Tundra Letter Agreement, Interest expense on deposits payable
Related Party Transaction [Line Items]
Interest expense, related party			0	1,400
Golar LNG Partners | Deposit Received
Related Party Transaction [Line Items]
Related party transaction rate	5.00%
Interest expense, related party			$ 1,800	$ 0
Related party transaction amount	$ 70,000
Golar LNG Partners | Golar Management
Related Party Transaction [Line Items]
Termination of related party agreement, period of written notice			30 days